Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Assets

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Investments receivable and prepaid	8,885	15,466
Land use rights	7,906	6,201
Disbursements	4,162	2,705
Automated policy loans	3,269	3,050
Due from related parties	725	987
Prepayments to constructors	504	403
Others	7,986	5,140

Total	33,437	33,952

Current	23,533	25,933
Non-current	9,904	8,019

Total	33,437	33,952